Acquisitions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 190,568		$ 190,568		$ 190,966
Net sales	$ 80,139	$ 71,307	$ 238,493	$ 214,733